Acquisitions and Dispositions of Businesses	12 Months Ended
Dec. 31, 2019
Business Combinations and Discontinued Operations and Disposal Groups [Abstract]
Acquisitions and Dispositions of Businesses	Acquisitions and Dispositions of Businesses
Completed Acquisitions
The Company completed three acquisitions during the year ended December 31, 2019 and eight acquisitions during the year ended December 31, 2018. The following table includes the preliminary fair values of consideration transferred, assets acquired, and liabilities assumed as a result of the Company’s acquisitions (in millions):

For the year ended December 31, 2019
Consideration transferred
Cash	$42
Deferred and contingent consideration	8
Aggregate consideration transferred	$50

Assets acquired
Cash and cash equivalents	$4
Receivables, net	—
Goodwill	34
Intangible assets, net	22
Fixed assets, net	1
Other assets	13
Total assets acquired	74
Liabilities assumed
Current liabilities	18
Other non-current liabilities	6
Total liabilities assumed	24
Net assets acquired	$50

Intangible assets are primarily customer-related and contract-based assets. Those intangible assets acquired as part of a business acquisition in 2019 had a weighted average useful economic life of 7 years. Acquisition related costs incurred and recognized within Other general expense for the year ended December 31, 2019 were $1 million. Total revenue for these acquisitions included in the Company’s Consolidated Statement of Income for the year ended December 31, 2019 was approximately $7 million.
The results of operations of these acquisitions are included in the Consolidated Financial Statements as of the respective acquisition dates. The Company’s results of operations would not have been materially different if these acquisitions had been reported from the beginning of the period in which they were acquired.
2019 Acquisitions
On July 31, 2019, the Company completed the transaction to acquire Ovatio Courtage SAS, an insurance broker based in France.
On July 31, 2019, the Company completed the transaction to acquire Zalba-Caldu Correduria de Seguros, S.A., a Spanish insurance broker.
On January 1, 2019, the Company completed the transaction to acquire Chapka Assurances SAS based in France.
2018 Acquisitions
On December 31, 2018, the Company completed the transaction to acquire certain assets of Bill Beatty Insurance Agency, Inc. based in the United States.
On November 15, 2018, the Company completed the transaction to acquire certain business and assets of North Harbour Insurance Services (1985) Limited, a New Zealand-based firm.
On October 25, 2018, the Company completed the transaction to acquire 100% capital of GEFASS S.R.L and GE.F.IT S.R.L., Italy-based firms specialized in Bancassurance schemes.
On May 9, 2018, the Company completed the transaction to acquire certain assets of 601West, a division of Lee & Hayes, P.L.L.C. based in the United States.
On April 24, 2018, the Company completed the transaction to acquire Inspiring Benefits, S.L., a Spain-based firm specialized in employee loyalty, wellbeing, and rewards programs.
On March 1, 2018, the Company completed the transaction to acquire the business and assets of the trade credit business of Niche International Business Proprietary Limited, a trade credit brokerage based in Johannesburg, South Africa.
On March 1, 2018, the Company completed the transaction to acquire Affinity Risk Partners (Brokers) Pty. Ltd., an insurance broker in Victoria, Australia.
On January 19, 2018, the Company completed the transaction to acquire substantially all of the assets of The Burchfield Group, a provider in pharmacy benefit consulting, auditing, and health plan compliance services based in the United States.
Completed Dispositions
The Company completed eight dispositions during the year ended December 31, 2019. The Company completed four dispositions during the year ended December 31, 2018 and nine dispositions during the year ended December 31, 2017, excluding the sale of the Divested Business.
Total pretax gains, net of losses, for the year ended December 31, 2019 was $13 million. Total pretax losses, net of gains, for the years ended December 31, 2018, and 2017, were $6 million and $16 million, respectively. Gains and losses recognized as a result of a disposition are included in Other income (expense) in the Consolidated Statements of Income.
During 2018, the Company recorded a non-cash impairment charge of $176 million related to certain assets and liabilities held for sale. The impairment charge was recognized in Amortization and impairment of intangible assets on the Consolidated Statement of Income. During 2017, the Company recorded a non-cash impairment charge of $380 million to its tradenames associated with the Divested Business as these assets were not sold to the Buyer.